Inventories	12 Months Ended
Dec. 31, 2025
INVENTORIES.
Inventories

11.  INVENTORIES

The detail of inventories as of December 31, 2025, December 31, 2024, and January 1, 2024 is as follows:

	As of December 31,		As of January 01,
	2025	2024	2024
	ThUS$	ThUS$	ThUS$
Supplies for Production	13,592	11,901	15,797
Gas	5,128	1,860	2,112
Oil	8,464	10,041	13,685
Supplies for projects and spare parts	44,260	41,663	42,290
Electrical materials	10,269	11,836	8,907
Total	68,121	65,400	66,994

There are no Inventories pledged as Debt Compliance Guarantees.

For the years ended December 31, 2025, 2024 and 2023, raw materials and supplies recognized as fuel costs amount to ThUS$376,602, ThUS$354,616 and ThUS$638,512, respectively. See Note 29.

For the years ended December 31, 2025, 2024 and 2023, no impairment losses have been recognized on inventories.